Fair Value Measurements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value	¥ 5,753,061	¥ 5,713,466	¥ 4,757,465
Liabilities measured at fair value	5,961,404	5,222,209
Impairment loss, right-of-use asset - operating lease	20,979	69,989	34,721
Impairment loss, assets measured on nonrecurring basis	24,289	106,501	44,546
Impairment loss on long-lived assets	63,211	106,501	44,546
Bell Epoque Trademark [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment of Intangible Assets (Excluding Goodwill)	¥ 38,922
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	11.30%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Percentage of weighted average cost of capital	21.00%
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, leasehold improvements	¥ 3,165	36,512	9,825
Impairment loss, right-of-use asset - operating lease	20,979	69,989	34,721
Impairment loss, assets measured on nonrecurring basis	63,211	106,501	44,546
Nonrecurring | Trademark
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis	38,922
Nonrecurring | Reacquired franchise rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Impairment loss, assets measured on nonrecurring basis	145
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Leasehold improvements	359,376	213,314	161,330
Right-of-use asset - operating lease	1,824,095	1,578,828	1,829,968
Impairment loss, assets measured on nonrecurring basis	2,345,568	1,792,142	1,991,298
Nonrecurring | Level 3 | Trademark
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Trademark and reacquired franchise rights	153,458
Nonrecurring | Level 3 | Reacquired franchise rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Trademark and reacquired franchise rights	8,639
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets measured at fair value		0	0
Liabilities measured at fair value	¥ 0	¥ 0	¥ 0